Fair Value Measurements and Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Measurements and Disclosures [Abstract]
Summary of fair-value measurement liabilities table present information
	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents, including restricted cash	$670,000	$670,000	$—	$—
Embedded note conversion features	$1,023,000	$—	$—	$1,023,000

	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents, including restricted cash	$2,805,000	$2,805,000	$—	$—
Derivative liabilities—warrants	$1,297,000	$—	$—	$1,297,000
Embedded note conversion feature	$1,213,000	$—	$—	$1,213,000

Schedule of financial instruments

	Warrants Liability	Embedded Note Conversion Feature	Total
Value as of December 31, 2015	$1,297,000	$1,213,000	$2,510,000
Adjustment to fair value	(1,223,000)	(1,901,000)	(3,124,000)
Additional Warrants issued for debt amendment	1,645,000	—	1,645,000
Modification of Conversion Feature—debt amendment	—	1,429,000	1,429,000
Warrant amendment—August 24, 2016	(1,719,000)	—	(1,719,000)
Issuance of Convertible Unsecured Notes—September 1, 2016	—	282,000	282,000
Ending balance—September 30, 2016	$—	$1,023,000	$1,023,000